GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 7: - GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net:

	December 31, 2025
	Gross		Net
	carrying	Accumulated	carrying
	amount	amortization	amount
Internal-use software	$40,054	$(13,522)	$26,532
Technology	23,153	(9,624)	13,529
Other intangibles	5,549	(2,028)	3,521
Total intangible assets	$68,756	$(25,174)	$43,582

	December 31, 2024
	Gross		Net
	carrying	Accumulated	carrying
	amount	amortization	amount
Internal-use software	$26,284	$(9,544)	$16,740
Technology	23,153	(6,390)	16,763
Other intangibles	4,397	(1,442)	2,955
Total intangible assets	$53,834	$(17,376)	$36,458

b.	Amortization expenses for the years ended December 31, 2025, 2024, and 2023 amounted to $7,798, $7,129, and $6,147, respectively.
c.The estimated future amortization expense of other intangible assets as of December 31, 2025 is as follows:

2026	$10,611
2027	9,624
2028	8,926
2029	5,912
2030	5,227
Thereafter	3,282
Total	$43,582